Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Accounts Expenses and Other Current Liabilities
Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consists of the following (in thousands):

	December 31,
	2016	2015
Capital expenditures	$14,274	$7,139
Employee compensation	8,438	6,198
Convertible preferred unit distributions	7,103	—
Current portion of asset retirement obligation	6,499	6,822
Accrued interest	5,743	1,838
Additional Blackwater acquisition consideration	5,000	—
Due to related parties	4,072	3,894
Royalties payable	3,926	4,163
Transaction costs	3,000	—
Customer deposits	148	1
Deferred financing costs	2,743	—
Taxes payable	1,186	1,146
Gas imbalances payable	1,098	413
Other	9,491	5,646
Total accrued expenses and other current liabilities	$72,721	$37,260